Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 98.8%
	Exchange Traded Funds - 98.8%
286,769	Columbia Diversified Fixed Income Allocation ETF (d)		$6,111,047
621,203	First Trust TCW Opportunistic Fixed Income ETF (c)(d)		33,228,149
1,086,869	Invesco Preferred ETF (d)		15,694,388
199,169	iShares 20+ Year Treasury Bond ETF		30,932,937
37,007	iShares 7-10 Year Treasury Bond ETF		4,339,441
157,830	iShares iBoxx Investment Grade Corporate Bond ETF (d)		20,861,970
213,177	iShares JP Morgan USD Emerging Markets Bond ETF (d)		24,327,759
141,895	Janus Henderson Mortgage-Backed Securities ETF (d)		7,503,408
553,579	SPDR Bloomberg Barclays Convertible Securities ETF (d)		30,535,418
1,243,762	SPDR Portfolio Aggregate Bond ETF		37,735,739
415,162	SPDR Portfolio Intermediate Term Corporate Bond ETF		14,941,680
141,998	Vanguard Total International Bond ETF		8,234,464
819,822	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (c)(d)		44,098,225
90,001	X-Trackers Short Duration High Yield Bond ETF (e)		4,322,631
245,906	X-Trackers USD High Yield Corporate Bond ETF		12,081,362
	TOTAL INVESTMENT COMPANIES (Cost - $289,130,880)		294,948,618

	SHORT TERM INVESTMENTS - 1.7%
	Money Market Funds - 1.7%
5,136,648	First American Treasury Obligations Fund, Class X, 1.49% (b)		5,136,648
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,136,648)		5,136,648

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.0%
29,795,542	First American Government Obligations Fund, Class Z, 1.43% (b)		29,795,542
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $29,795,542)		29,795,542

	TOTAL INVESTMENTS - 110.5% (Cost - $324,063,070)		329,880,808
	Liabilities in Excess of Other Assets - (10.5)%		(31,351,595)
	NET ASSETS - 100.0%		$298,529,213

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)% (a)(f)
	iShares 20+ Year Treasury Bond ETF
88	Expiration: March 2020, Exercise Price $147	1,366,728	6,380
	iShares iBoxx $ Investment Grade Corporate Bond ETF
303	Expiration: March 2020, Exercise Price $131	4,005,054	22,725
	iShares iBoxx High Yield Corporate Bond ETF
2,472	Expiration: March 2020, Exercise Price $88	21,269,088	677,328
	iShares MSCI EAFE ETF
216	Expiration: March 2020, Exercise Price $68	1,344,384	131,760
	SPDR S&P 500 ETF Trust
48	Expiration: March 2020, Exercise Price $325	1,422,048	141,456
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $161,001)		979,649

	TOTAL OPTIONS WRITTEN (Premiums Received $161,001)		$979,649

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Money Market Fund; rate reflects seven-day yield on February 29, 2020.
(c) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $18,751,500.
(d) All or a portion of this security is out on loan as of February 29, 2020.
(e) Affiliated Security. Please refer to the Notes to Financial Statements.
(f) Each Option is exercisable into 100 shares of the underlying security.